Condensed Balance Sheets - USD ($)	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2024
Current Assets:
Cash	$ 119,302	$ 549,249	$ 5,218,413
Accounts receivable, net	137,647	131,432	1,490
Prepaid assets	213,028
Other current assets	60,508	46,314	45,730
Total current assets	622,847	873,298	5,540,134
Non-current assets:
Property and equipment, net	28,804	26,105	23,579
Security deposits	126,145	126,145	126,145
Operating lease, right-of-use asset	293,783	362,968	446,675
Financing lease, right-of-use asset			546
Total non-current assets	498,732	515,218	596,945
Total assets	1,121,579	1,388,516	6,137,079
Current liabilities:
Accounts payable and accrued expenses	2,270,021	1,528,327	916,336
Current portion of finance lease obligation			546
Current portion of operating lease obligation	104,886	91,220	75,061
Current portion of deferred revenue	38,569	135,273	72,246
Note payable - current	143,949
Total current liabilities	7,908,784	5,950,483	1,338,628
Long term liabilities:
Deferred revenue, net of current portion	701	2,705	12,978
Operating lease liabilities, net of current portion	208,328	288,836	380,056
Total long-term liabilities	209,029	291,541	2,468,034
Total liabilities	8,117,813	6,242,024	3,806,662
Preferred stock value
Additional paid-in capital	198,414,784	190,377,303	63,495,755
Accumulated deficit	(205,415,506)	(195,235,201)	(181,169,253)
Total stockholders’ deficit	(6,996,234)	(4,853,508)	(117,669,583)
Total liabilities and stockholders’ deficit	1,121,579	1,388,516	6,137,079
Related Party
Current Assets:
Accounts receivable - related party	52,362	146,303	274,501
Prepaid assets – related party	40,000
Non-current assets:
Prepaid assets, net of current portion – related party	50,000
Current liabilities:
Accounts payable and accrued expenses - related party	381,316	330,108	274,439
Notes payable – related party	80,991
Convertible Note Payable - Related Party	4,889,052	3,865,555
Long term liabilities:
Convertible note payable - related party, net of current portion and debt discount			2,075,000
Redeemable Series A Preferred Stock
Long term liabilities:
Preferred stock value			120,000,000
Series A preferred stock
Long term liabilities:
Preferred stock value	400	400
Class A Common Stock
Long term liabilities:
Common stock, value	2,695	2,596	3,299
Class B Common Stock
Long term liabilities:
Common stock, value	$ 1,393	$ 1,394	$ 616